Income Tax (Income Before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Income Tax Disclosure [Abstract]
United States Operations			$ 281		$ 183		$ 169
Non-United States Operations			262	[1]	304	[1]	256	[1]
Income Before Income Tax	$ 96	$ 124	$ 543		$ 487		$ 425

[1]	Substantially all income from foreign operations was earned by a Switzerland subsidiary.